Exchange Rates - Summary of Currencies Translations and Relevant Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USD [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.38	1.29	1.28
Period end rates	1.35	1.36	1.32
Euro [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.16	1.13	1.14
Period end rates	1.19	1.11	1.18
Yen [member]
Disclosure of foreign exchange rates [line items]
Average rates	151	137	139
Period end rates	155	141	143